SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Class A Common Stock Subject to Possible Redemption (FY) (Details) - USD ($)	3 Months Ended					10 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Class A Common Stock Subject to Possible Redemption [Abstract]
Common stock, subject to possible redemption	$ 69,209,295					$ 281,520,000	$ 284,449,019
Remeasurement of Class A Common Stock to redemption value	992,279	$ 2,410,447	$ 2,353,363	$ 530,355	$ 141,596	11,299,554	2,929,019
Class A Common Stock [Member]
Class A Common Stock Subject to Possible Redemption [Abstract]
Common stock, subject to possible redemption	$ 69,209,295	$ 68,217,016	$ 286,802,382			$ 281,520,000	$ 284,449,019